Consolidated Segment Data (Details) - Schedule of Selected Information by Segment - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Selected Information by Segment [Abstract]
Revenues		$ 18,413,292	$ 16,942,522
Foreign exchange losses, net		169,410	(197,909)
Finance costs:
Finance costs		(584,897)	(410,861)
Loss before income tax		(12,975,002)	(6,659,397)
Provision for income tax (expense) benefit		(874,431)	320,183
Net loss for the period		(13,849,433)	(6,339,214)
Less: Loss attributable to the non-controlling interest		30,214	32,392
Net loss attributable to equity holders of the Company		(13,819,219)	(6,306,822)
Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss		(11,884,209)	(5,549,636)
Total other income from five segments		77,765	46,859
Secured logistics [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss		(1,101,369)	(962,310)
Secured logistics [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Foreign exchange losses, net		(598,053)	(751,622)
Secured logistics [Member] | Finance costs [Member] | Operating loss [Member]
Finance costs:
Finance costs		(423,440)	(405,365)
Information security [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss		(311,916)	(19,041)
Information security [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Foreign exchange losses, net		432	44
Information security [Member] | Finance costs [Member] | Operating loss [Member]
Finance costs:
Finance costs		(6,589)	(1,648)
Robotics AI solutions [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss		(8,320,982)	(1,977,324)
Robotics AI solutions [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Foreign exchange losses, net		13,150	5,973
General security solutions [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss		(542,569)
Corporate and others [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Operating loss	[1]	(1,607,373)	(2,590,961)
Corporate and others [Member] | Foreign exchange losses, net [Member] | Operating loss [Member]
Schedule of Selected Information by Segment [Abstract]
Foreign exchange losses, net		810	(154)
Corporate and others [Member] | Finance costs [Member] | Operating loss [Member]
Finance costs:
Finance costs		(154,868)	(3,848)
Revenue [Member]
Schedule of Selected Information by Segment [Abstract]
Revenues	[2]	18,413,292	16,942,522
Revenue [Member] | Secured logistics [Member]
Schedule of Selected Information by Segment [Abstract]
Revenues	[2]	15,943,156	15,960,547
Revenue [Member] | Information security [Member]
Schedule of Selected Information by Segment [Abstract]
Revenues	[2]	407,689	262,934
Revenue [Member] | Robotics AI solutions [Member]
Schedule of Selected Information by Segment [Abstract]
Revenues	[2]	440,229	719,041
Revenue [Member] | General security solutions [Member]
Schedule of Selected Information by Segment [Abstract]
Revenues	[2]	$ 1,622,218

[1]	Includes non-cash compensation, legal and professional fees and consultancy fees for the Company.
[2]	Revenue excludes intercompany sales.